Basis for preparation, consolidation and accounting policies - Impact of Adoption of IFRIC 23 on consolidated statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liabilities
Current tax liabilities, current	$ 5,650		$ 1,760
Total liabilities	1,139,074		1,187,656	$ 1,269,186
Shareholders' equity, net
Retained earnings	1,639,658		1,675,909
Total shareholders' equity, net	2,968,200		$ 3,029,565	$ 3,063,627	$ 3,047,213
IFRIC 23 [Member]
Liabilities
Current tax liabilities, current	382	$ 382
Total liabilities	382	382
Shareholders' equity, net
Retained earnings	(382)	(382)
Total shareholders' equity, net	$ (382)	$ (382)